Financial Instruments fair value risk - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Cash and cash equivalents	€ 3,415	€ 5,548
Financial assets at amortised cost	958	606
Financial assets at fair value through other comprehensive income	527	370
Financial assets at fair value through profit or loss
Financial assets	5,769	7,232
Financial liabilities
Lease liabilities	(1,649)	(1,771)
Derivatives	(184)	(315)
Other financial liabilities	(277)	(223)
Total financial liabilities	(30,133)	(27,305)	€ (28,257)
Derivatives
Financial assets at fair value through profit or loss
Financial assets	128	80
Other
Financial assets at fair value through profit or loss
Financial assets	741	628
Fair value
Financial assets
Cash and cash equivalents	3,415	5,548
Financial assets at amortised cost	958	606
Financial assets at fair value through other comprehensive income	527	370
Financial assets at fair value through profit or loss
Financial assets	5,769	7,232
Financial liabilities
Bank loans and overdrafts	(402)	(411)
Bonds and other loans	(29,133)	(26,936)
Lease liabilities	(1,649)	(1,771)
Derivatives	(184)	(315)
Other financial liabilities	(277)	(223)
Total financial liabilities	(31,645)	(29,656)
Fair value | Derivatives
Financial assets at fair value through profit or loss
Derivatives	128	80
Fair value | Other
Financial assets at fair value through profit or loss
Financial assets	741	628
Carrying amount
Financial assets
Cash and cash equivalents	3,415	5,548
Financial assets at amortised cost	958	606
Financial assets at fair value through other comprehensive income	527	370
Financial assets at fair value through profit or loss
Financial assets	5,769	7,232
Financial liabilities
Bank loans and overdrafts	(402)	(411)
Bonds and other loans	(27,621)	(24,585)
Lease liabilities	(1,649)	(1,771)
Derivatives	(184)	(315)
Other financial liabilities	(277)	(223)
Total financial liabilities	(30,133)	(27,305)
Carrying amount | Derivatives
Financial assets at fair value through profit or loss
Derivatives	128	80
Carrying amount | Other
Financial assets at fair value through profit or loss
Financial assets	€ 741	€ 628